Warrants and Other Financial Liabilities - RDO Warrants & 2022 PIPE Warrants (Details)	12 Months Ended
	Dec. 31, 2022 D € / shares $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Sep. 14, 2021 € / shares
Ifrs Class of Warrant or Right [Line Items]
Share price		$ 1.14
Nominal value | € / shares	€ 0.12
Class A Shares
Ifrs Class of Warrant or Right [Line Items]
Nominal value | € / shares				€ 0.12
Warrant Agreement Dated November 18,2022 With Each Of Registered Direct Offering Private Investment In Public Equity Investors [Member]
Ifrs Class of Warrant or Right [Line Items]
Exercisable period	4 years
Exercise price of warrant		1.30
Minimum trading days required for prior written notice to registered holders of warrants | D	20
Warrant Agreement Dated November 18,2022 With Each Of Registered Direct Offering Private Investment In Public Equity Investors [Member] | Class A Shares
Ifrs Class of Warrant or Right [Line Items]
Maximum share price subject to exceptions		1.30
Redemption price per share		$ 0.01
Minimum market price required for at least 20 trading days during 30 consecutive trading day period	€ 2.60
PIPE Warrants
Ifrs Class of Warrant or Right [Line Items]
Warrants outstanding | shares	34,512,464	34,512,464	0
PIPE Warrants | Class A Shares
Ifrs Class of Warrant or Right [Line Items]
Number of warrant to purchase shares | shares	0.50	0.50
Share price		$ 1.30
Nominal value | € / shares	€ 0.12
RDO Warrants
Ifrs Class of Warrant or Right [Line Items]
Warrants outstanding | shares	11,249,997	11,249,997	0
RDO Warrants | Class A Shares
Ifrs Class of Warrant or Right [Line Items]
Number of warrant to purchase shares | shares	0.5	0.5
Share price | € / shares	€ 1.30
Nominal value		$ 0.12